Condensed Interim Consolidated Statement of Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted loss per share attributable to equity holders of the Parent	$ (0.46)	$ (2.37)